Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Taxes [Line Items]
Deferred income tax expenses as a result of enacted changes in tax laws or rates	$ 4,817
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase (decrease) in valuation allowances	$ (2,297)	$ (15,295)
Tax credits, net capital and operating loss carryforwards	707,761	773,721
Tax credits, net capital and operating loss carryforwards having expiration date	$ 180,882	214,538
Tax credits, net capital and operating loss carryforwards expiration date	Through 2036 for $180,882 in net operating losses
Gross unrecognized tax benefits	$ 193,024	196,668	$ 126,706	$ 123,942
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	28,228	31,138
Accrued income taxes payable relating to unrecognized tax expense (benefit) recognized in the statements of income	(2,910)	$ 8,919
Expected decrease in unrecognized tax benefits within next 12 months	$ 17,360
September 30, 2016 [Member]
Income Taxes [Line Items]
Tax credits, net capital and operating loss carryforwards expiration date	Through 2036 for $214,538 in net operating losses